Debt for Forward Share Purchase Agreements - Additional Information (Details) - USD ($)															1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 30, 2020	May 12, 2020	May 09, 2020	May 07, 2020	Apr. 09, 2020	Apr. 07, 2020	Feb. 21, 2020	Feb. 20, 2020	Feb. 07, 2020	Dec. 13, 2019	Nov. 25, 2019	Nov. 19, 2019	Oct. 31, 2019	Oct. 01, 2019	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 23, 2020	Jan. 07, 2020
Debt Instrument [Line Items]
Financial expense																$ (41,000)	$ 70,000	$ (439,000)	$ (416,000)
Kepos Alpha Fund L.P. | Subsequent Event
Debt Instrument [Line Items]
Repurchases of common stock, shares					50,000
Repurchases of common stock, value					$ 500,000
Forward Share Purchase Agreements
Debt Instrument [Line Items]
Debt Instrument, carrying amount															$ 34,100,000	31,500,000		34,100,000
Accrued interest																$ 163,000
Forward Share Purchase Agreements | Greenhaven
Debt Instrument [Line Items]
Business combination, share price							$ 11.00	$ 11.00
Business combination payment for stock purchased								$ 152,000
Business combination payment for number of stock purchased								60,996
Forward Share Purchase Agreements | Greenhaven | Subsequent Event
Debt Instrument [Line Items]
Business combination, share price							$ 11.00	$ 11.00
Business combination payment for stock purchased								$ 152,000
Business combination payment for number of stock purchased								60,996
Forward Share Purchase Agreements | Greenhaven | Scenario Forecast
Debt Instrument [Line Items]
Business combination, share price	$ 11.70
Business combination, shares acquired	700,000
Forward Share Purchase Agreements | Greenhaven | Scenario Forecast | Subsequent Event
Debt Instrument [Line Items]
Business combination, share price	$ 11.70
Business combination, shares acquired	700,000
Forward Share Purchase Agreements | Greenhaven | Common Stock
Debt Instrument [Line Items]
Repurchases of common stock, shares								235,169
Repurchases of common stock, value								$ 2,600,000
Closing of business combination share consideration																6,034
Forward Share Purchase Agreements | Greenhaven | Common Stock | Subsequent Event
Debt Instrument [Line Items]
Repurchases of common stock, shares								235,169
Repurchases of common stock, value								$ 2,600,000
Forward Share Purchase Agreements | Greenhaven | Maximum
Debt Instrument [Line Items]
Business combination, shares acquired							248,963
Forward Share Purchase Agreements | Greenhaven | Maximum | Subsequent Event
Debt Instrument [Line Items]
Business combination, shares acquired							248,963
Forward Share Purchase Agreements | Greenhaven Road Capital Fund 1, LP
Debt Instrument [Line Items]
Debt Instrument, carrying amount															10,600,000	$ 8,200,000		10,600,000
Forward Share Purchase Agreements | Kepos Alpha Fund L.P.
Debt Instrument [Line Items]
Debt Instrument, carrying amount															2,100,000	2,100,000		2,100,000
Business combination, shares acquired														3,750,000
Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Subsequent Event
Debt Instrument [Line Items]
Percentage of increase in share purchase price				1.00%
Percentage of penalty payments						18.00%
Forward Share Purchase Agreements | Kepos Alpha Fund L.P. | Scenario Forecast
Debt Instrument [Line Items]
Percentage of increase in share purchase price				1.00%
Forward Share Purchase Agreements | Yakira
Debt Instrument [Line Items]
Debt Instrument, carrying amount															12,000,000	12,100,000		12,000,000
Forward Share Purchase Agreements | Yakira | Yakira Rights Shares
Debt Instrument [Line Items]
Business combination, share price												$ 1.05
Closing of business combination share consideration												439,299
Purchase price per share												$ 10.50
Forward Share Purchase Agreements | Yakira | Yakira Shares
Debt Instrument [Line Items]
Business combination, share price												10.50
Sale of stock price per unit												$ 10.5019
Closing of business combination share consideration												1,084,150
Sale of stock description												Yakira still owns Yakira Shares as of the four-month anniversary of the Business Combination Date, Yakira may sell such Yakira Shares between the four-month anniversary and six month anniversary of Business Combination Date to the Company for a per share price (the “Yakira Shares Purchase Price”) equal to (a) $10.5019, plus (b) $0.03 per share for each month (prorated for a partial month) following the Business Combination Date that Yakira has held the Yakira Shares.
Sale of stock basis spread per month on price per share												$ 0.03
Deposited in escrow account												$ 11,576,509
Share Purchases Price Multiplied By Number Of Share												$ 10.6819
Forward Share Purchase Agreements | Yakira | Yakira Shares | Previously Reported
Debt Instrument [Line Items]
Closing of business combination share consideration												1,083,750
Forward Share Purchase Agreements | Yakira | Subsequent Event
Debt Instrument [Line Items]
Closing of business combination share consideration		1,084,150
Business combination, purchase price		$ 11,580,782
Forward Share Purchase Agreements | Yakira | Subsequent Event | Yakira Shares
Debt Instrument [Line Items]
Business combination, share price									$ 10.93
Business combination, number of shares expected to be purchase									43,930
Forward Share Purchase Agreements | Yakira | Minimum | Yakira Shares
Debt Instrument [Line Items]
Sale of stock price per unit												$ 10.50
Forward Share Purchase Agreements | Yakira | Maximum | Yakira Shares
Debt Instrument [Line Items]
Business combination, share price												10.6819
Forward Share Purchase Agreements | Glazer Capital, LLC
Debt Instrument [Line Items]
Debt Instrument, carrying amount															$ 9,300,000	$ 9,200,000		9,300,000
Business combination, share price												$ 10.6819				$ 10.50
Business combination payment for stock purchased																$ 15,000
Business combination, shares issued description												Glazer shall notify the Company in writing five business days prior to the six month anniversary of the Business Combination Date if it is not exercising its right to sell the Glazer Shares to the Company; otherwise, absent written notification to the contrary, Glazer shall be deemed to have exercised its right to sell all of its Glazer Shares to the Company. The Company will purchase the Glazer Shares from Glazer on the six-month anniversary of the closing of the Business Combination (the “Glazer Shares Closing Date”). As of the Business Combination Date, Glazer held 922,933 shares of common stock.				Glazer shall notify the Company in writing five business days prior to the six month anniversary of the Business Combination Date if it is not exercising its right to sell the Glazer Shares to the Company; otherwise, absent written notification to the contrary, Glazer shall be deemed to have exercised its right to sell all of its Glazer Shares to the Company. The Company will purchase the Glazer Shares from Glazer on the six-month anniversary of the closing of the Business Combination (the “Glazer Shares Closing Date”). As of the Business Combination Date, Glazer held 922,933 shares of common stock.
Business combination of closing period												6 months
Business combination, deposited in to escrow account												$ 9,858,678
Business combination of sale business days												3 days
Forward Share Purchase Agreements | Glazer Capital, LLC | Letter of Credit and Reimbursement Agreement
Debt Instrument [Line Items]
Agreement collateral amount																					$ 9,300,000
Forward Share Purchase Agreements | Glazer Capital, LLC | Subsequent Event | Letter of Credit and Reimbursement Agreement
Debt Instrument [Line Items]
Agreement collateral amount																					$ 9,300
Forward Share Purchase Agreements | Glazer Capital, LLC | Common Stock
Debt Instrument [Line Items]
Closing of business combination share consideration												922,933			53,040	5,800
Forward Share Purchase Agreements | Nomura Global Financial Products
Debt Instrument [Line Items]
Business combination, share price													$ 10.50
Prepayment amount transferred to NGFP											$ 17,044,584
Number of days notice required for termination of agreement													10 days
Debt instrument interest rate percentage before original valuation date													2.75%
Debt instrument interest rate percentage after original valuation date													3.50%
Financial expense																$ 117,000		$ 46,000,000
Forward Share Purchase Agreements | Nomura Global Financial Products | Common Stock
Debt Instrument [Line Items]
Business acquisition number of shares held													1,623,000
Forward Share Purchase Agreements | Nomura Global Financial Products | Maximum | Common Stock
Debt Instrument [Line Items]
Closing of business combination share consideration													2,000,000
Forward Share Purchase Agreements | Open Market | Greenhaven
Debt Instrument [Line Items]
Business combination, share price																				$ 11.70
Number of days notice required for sale of shares under minimum block size condition										3 days
Exercise price of warrants, description																In the event that Greenhaven sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that Greenhaven meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay Greenhaven in accordance with Greenhaven’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the Greenhaven Purchase Agreement shall prohibit Greenhaven from entering into a contract to purchase and/or sell warrants of Kaleyra, Inc.		In the event that Greenhaven sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that Greenhaven meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay Greenhaven in accordance with Greenhaven’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the Greenhaven Purchase Agreement shall prohibit Greenhaven from entering into a contract to purchase and/or sell warrants of Kaleyra, Inc.
Sale of stock price per unit																				8.50
Forward Share Purchase Agreements | Open Market | Greenhaven | Subsequent Event
Debt Instrument [Line Items]
Business combination, share price																				11.70
Sale of stock price per unit																				$ 8.50
Forward Share Purchase Agreements | Open Market | Greenhaven | Minimum
Debt Instrument [Line Items]
Business combination, share price										$ 10.50
Number of additional rights acquired under minimum block size condition										25,000
Exercise price of warrants under minimum block size condition										$ 8.50
Forward Share Purchase Agreements | Open Market | Kepos Alpha Fund L.P.
Debt Instrument [Line Items]
Number of days notice required for sale of shares under minimum block size condition										3 days
Exercise price of warrants, description																In the event that KAF sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that KAF meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay KAF in accordance with KAF’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the KAF Purchase Agreement shall prohibit KAF from entering into a contract to purchase and/or sell warrants of the Company.		In the event that KAF sells any shares (including any Additional Shares), at a sale price of less than $10.50, and provided that KAF meets the Minimum Block Size Condition, it shall provide notice to the Company within three (3) Business Days of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $8.50, and the Company shall pay KAF in accordance with KAF’s written instructions an amount equal to (x) the number of shares (including any Additional Shares) sold multiplied by (y) the amount by which $10.50 exceeds the sale price per share. Furthermore, the parties agreed that nothing in the KAF Purchase Agreement shall prohibit KAF from entering into a contract to purchase and/or sell warrants of the Company.
Forward Share Purchase Agreements | Open Market | Kepos Alpha Fund L.P. | Subsequent Event
Debt Instrument [Line Items]
Sale of stock price per unit						$ 7.00
Forward Share Purchase Agreements | Open Market | Kepos Alpha Fund L.P. | Minimum
Debt Instrument [Line Items]
Business combination, share price										$ 10.50
Exercise price of warrants under minimum block size condition										$ 8.50
Forward Share Purchase Agreements | Open Market | Glazer Capital, LLC
Debt Instrument [Line Items]
Number of days notice required for sale of shares under minimum block size condition										3 days
Exercise price of warrants, description																Glazer shall give written notice to the Company of any sale of shares (including any Additional Shares) within three (3) Business Days following the date of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $10.50 per share (or greater than $8.50 per Share provided that Glazer meets the Minimum Block Size Condition) prior to the payment of any commissions due by Glazer for the sale.		Glazer shall give written notice to the Company of any sale of shares (including any Additional Shares) within three (3) Business Days following the date of such sale, and such notice shall include the date of the sale, the number of shares sold, and confirmation that the sale price per share was greater than $10.50 per share (or greater than $8.50 per share provided that Glazer meets the Minimum Block Size Condition) prior to the payment of any commissions due by Glazer for the sale.
Forward Share Purchase Agreements | Open Market | Glazer Capital, LLC | Minimum
Debt Instrument [Line Items]
Business combination, share price										$ 10.50
Exercise price of warrants under minimum block size condition										8.50
Forward Share Purchase Agreements, First right
Debt Instrument [Line Items]
Business combination, share price										$ 11.00
Business combination, shares acquired										196,195
Forward Share Purchase Agreements, Second Right
Debt Instrument [Line Items]
Business combination, share price										$ 10.70
Business combination, shares acquired										250,000
Forward Share Purchase Agreements, Third Right
Debt Instrument [Line Items]
Business combination, share price										$ 10.50
Business combination, shares acquired										550,000
Forward Share Purchase Agreements, First Right Additional Purchase | Kepos Alpha Fund L.P.
Debt Instrument [Line Items]
Business combination, share price										$ 10.70
Business combination, shares acquired										102,171
Forward Share Purchase Agreements, Second Right Additional Purchase | Kepos Alpha Fund L.P.
Debt Instrument [Line Items]
Business combination, share price										$ 10.50
Business combination, shares acquired										93,676
Forward Share Purchase Agreement Fourth Right | Kepos Alpha Fund L.P. | Subsequent Event
Debt Instrument [Line Items]
Business combination, share price				$ 10.92
Business combination, shares acquired				46,137		46,137
Forward Share Purchase Agreement Fourth Right | Kepos Alpha Fund L.P. | Scenario Forecast
Debt Instrument [Line Items]
Business combination, share price				$ 10.92
Business combination, shares acquired				46,137
Forward Share Purchase Agreement Fifth Right | Kepos Alpha Fund L.P. | Subsequent Event
Debt Instrument [Line Items]
Business combination, share price				$ 10.82		$ 10.82
Business combination, shares acquired				93,676		93,676
Forward Share Purchase Agreement Fifth Right | Kepos Alpha Fund L.P. | Scenario Forecast
Debt Instrument [Line Items]
Business combination, share price				$ 10.82
Business combination, shares acquired				93,676
Forward Share Purchase Agreement Sixth Right | Kepos Alpha Fund L.P. | Maximum | Subsequent Event
Debt Instrument [Line Items]
Business combination, share price						$ 10.92
Yakira First Amended Purchase Agreement | Yakira | Yakira Rights Shares
Debt Instrument [Line Items]
Business combination, share price									$ 10.93			$ 10.50
Business combination, number of shares expected to be purchase									43,930
Yakira Second Amended Purchase Agreement | Yakira | Subsequent Event
Debt Instrument [Line Items]
Number of rights shares to be purchased			43,930